Share capital of the Company (Details)		12 Months Ended
	Apr. 02, 2019 USD ($) shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares						$ 0.25		$ 0.25		$ 0.25
Issued capital	$ 11,000,000					$ 328,000,000		$ 317,000,000		$ 317,000,000
Share premium						$ 7,941,000,000		$ 4,427,000,000		$ 4,393,000,000
Number of years without shareholder contact		12 years	12 years
Proceeds from sale of untraced shares			$ 10,000,000	$ 0	$ 0
Unclaimed dividends forfeited and adjusted for in retained earnings		£ 4,000,000	$ 4,000,000	$ 2,000,000	$ 0
Number of shares in the Company held by subsidiaries | shares		0				0	0	0	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares						$ 0.25		$ 0.25		$ 0.25
Issued capital						$ 328,000,000		$ 317,000,000		$ 317,000,000
Number of shares outstanding at beginning of period | shares		1,267,039,436	1,267,039,436	1,266,221,605	1,265,229,424
Issue of shares (share placing) | shares	44,386,214	44,386,214	44,386,214
Issues of shares (share schemes) | shares		712,326	712,326	817,831	992,181
Number of shares outstanding at end of period | shares		1,312,137,976	1,312,137,976	1,267,039,436	1,266,221,605
Share premium	$ 3,479,000,000
Shares repurchased			$ 0	$ 0	$ 0
Preference shares
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 1					£ 1		£ 1
Issued capital | £		£ 50,000					£ 50,000		£ 50,000
Days of written noticed required		7 days	7 days